Restructuring Charges (Details) (USD $) In Millions, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Restructuring Charges [Abstract]
Restructuring charges, net of tax	$ 4	$ 2	$ 4	$ 9	$ 4
Restructuring charges
Restructuring charges	7	4	6	15	7
Reconciliation of the beginning and ending balances of accrued restructuring charges
Balance at the beginning of the period	1	4	4	4
Costs incurred	7	4	6	15	7
Costs paid or otherwise settled	(7)		(9)	(15)
Balance at the end of the period	1		1	4	4
Centers of excellence initiative
Restructuring charges
Restructuring charges	4	3	4	9	3
Other costs	3	1	1	4	2
Professional fees	1	2	3	5	1
Reconciliation of the beginning and ending balances of accrued restructuring charges
Costs incurred	4	3	4	9	3
Terminix | Branch optimization
Restructuring charges
Restructuring charges	2	1	2	4	4
Severance costs included in restructuring charges			1	1	1
Lease termination costs included in restructuring charges			1	3	4
Reconciliation of the beginning and ending balances of accrued restructuring charges
Costs incurred	2	1	2	4	4
American Home Shield | Reorganization and restructuring
Restructuring charges
Restructuring charges				1
Reconciliation of the beginning and ending balances of accrued restructuring charges
Costs incurred				1
Franchise Services Group | Reorganization and restructuring
Restructuring charges
Restructuring charges				1
Reconciliation of the beginning and ending balances of accrued restructuring charges
Costs incurred				$ 1